UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
"Washington, D.C. 20549"
OMB Approval

OMB Number:3235-0456
FORM 24f-2
Expires:"December 31, 2014"
Annual Notice of Securities Sold
Estimated average burden
Pursuant to Rule 24f-2
hours per response
1.Name and address of issuer:
AllianceBernstein Exchange Reserves
1345 Avenue of the Americas
"New York, New York  10105"
2.The name of each series of class
 of securities for which this Form is
filed (If the Form is being filed for
all series
"and classes of the issuer,
check the box but do not list series
or classes):"X

Fund name:
3.Investment Company Act File Number:
811-08294
Securities Act File Number :
033-74230
4(a).Last Day of Fiscal Year for which
this Form is filed:

4(b)."Check box if this
Form is being filed late (i.e., more than
90 calendar days after the end of the "
issuer's fiscal year).
4(c).Check box if
this is the last time the issuer will
be filing this Form.
5.Calculation of registration fee:
(i)Aggregate sale price of
securities sold during
the fiscal year pursuant
to section 24 (f):" $9,253,472,047 "
(ii)Aggregate sale price of
securities redeemed or
repurchased during the
fiscal year:" $8,301,945,592 "
(iii)	Aggregate price of
securities redeemed or
repurchased during any
prior fiscal year ending no
"earlier than
October 11, 1995 that were not previously"
used to reduce registration
fees payable
to the Commission:
" $531,141,871 "
(iv)	Total available redemption
 credits [add Items 5(ii) and 5(iii)]:
-" $8,833,087,463 "
(v)Net Sales:" $420,384,584 "
(vi)	Redemption credits available
for use in future
years: $-(vii)	Multiplier for determining
registration fee:x0.0001364

(viii)	Registration Fee Due:
="$57,340.46 "
6.Prepaid Shares
If the response to Item 5(i) was determined
by deducting an amount of
securities that were registered under the
Securities Act of 1933
"pursuant to rule 24e-2 as in effect before
October 11, 1997, then report the
amount of securities (number of shares or
other units) deducted here: -
If there is a number of shares or other
units that were registered pursuant to	rule
24e-2 remaining unsold at the end of the
fiscal year for which this form
"is filed that are available for use by the
issuer in future fiscal years, then state"
that number here: -
7.Interest due -- if this Form is being filed
more than 90 days after the end of the issuer's
 fiscal year:
+ $-
8.Total amount of the registration fee
due plus any interest due [line 5(viii) plus
line 7]:
" $57,340.46 "
9.	Date the registration fee and any
interestpayment was sent to the Commission's lockbox depository:
Method of Delivery:
XWire Transfer
Mail or other means
SIGNATURES
This report has been signed below by the followingpersons on behalf of the issuer and in the capacities
and on the date indicated.
By (Signature and Title)*:
"Phyllis J. Clarke, Controller"
Date:Please print or type the name and
title of the signing officer below the signature.